UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6490

Dreyfus Premier Investment Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31/07
Date of reporting period:	9/30/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.
-	DREYFUS ENHANCED INCOME FUND
-	DREYFUS PREMIER GLOBAL REAL ESTATE SECURITIES FUND
-	DREYFUS PREMIER LARGE CAP GROWTH FUND
-	DREYFUS PREMIER LARGE CAP EQUITY FUND
-	DREYFUS PREMIER LARGE CAP VALUE FUND

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Enhanced Income Fund
September 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--45.6%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--2.8%
Capital Auto Receivables Asset
Trust, Ser. 2007-3, Cl. A2A	5.11	11/16/09	120,513	120,506
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	175,863	176,522
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	83,649	83,670
				380,698
Asset-Backed Ctfs./Credit Cards--2.6%
Chase Credit Card Master Trust,
Ser. 2003-6, Cl. A	2.60	2/15/11	350,000 a	349,744

Asset-Backed Ctfs./Home Equity Loans--3.3%
Securitized Asset Backed
Receivables, Ser. 2006-WM4,
Cl. A2C	3.37	11/25/36	1,000,000 a	439,427

Banks--3.9%
Deutsche Bank AG London,
Sr. Unscd. Notes	5.00	10/12/10	180,000	180,766
US Bancorp,
Sr. Unscd. Notes	3.20	5/6/10	355,000 a	350,224
				530,990
Commercial Mortgage Pass-Through Ctfs.--.9%
CS First Boston Mortgage
Securities, Ser. 1998-C2,
Cl. A2	6.30	11/15/30	121,796	121,715

Electric - Integrated--1.1%
Public Service Electricity & Gas,
First Mortgage Bonds	3.69	3/12/10	150,000 a	148,981

Health Care--.5%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	70,000	72,391

Oil & Gas Services--2.0%
Conocophil,
Gtd. Notes	2.89	4/9/09	275,000 a	272,344

Residential Mortgage Pass-Through Ctfs.--6.0%
Indymac Index Mortgage Loan Trust,
Ser. 2006-AR35, Cl. 2A2	3.31	1/25/37	248,728 a	237,559
Structured Adjustable Rate
Mortgage Loan Trust
Ser. 2005-23, Cl. 1A1	5.45	1/25/36	834,954 a	570,021
				807,580
U.S. Government Agencies/Mortgage-Backed--22.5%
Government National Mortgage Association I
Ser. 2007-20, Cl. FA, 3.49%, 4/20/37			1,775,418 a	1,714,216
Ser. 2006-58, Cl. FL, 2.69%, 10/16/36			1,372,538 a	1,319,674

		3,033,890
Total Bonds and Notes
(cost $7,120,096)		6,157,760

Short-Term Investments--30.0%

Commerical Paper--19.9%
Barclays US Funding
3.07%, 2/13/09	500,000	494,243
Barton Capital
2.68%, 10/3/08	600,000	599,911
Charta
2.67%, 10/10/08	300,000	299,800
JP Morgan Chase & Co.
2.58%, 12/2/08	350,000	348,445
Old Line Funding
2.58%, 10/20/08	350,000	349,524
Rabo Bank
2.63%, 11/18/08	600,000	597,894
		2,689,817
U.S. Government Agencies--10.1%
Federal Home Loan Banks, Discount Notes,
3.15%, 1/28/09	880,000	872,201
Federal Home Loan Banks, Discount Notes,
2.42%, 11/21/08	500,000	498,288
		1,370,489
Total Short-Term Investments
(cost $4,060,306)		4,060,306

Other Investment--25.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,405,000)	3,405,000 [b]	3,405,000

Total Investments (cost $14,585,402)	100.8%	13,623,066
Liabilities, Less Cash and Receivables	(.8%)	(108,158)
Net Assets	100.0%	13,514,908

a	Variable rate security--interest rate subject to periodic change.
b	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $14,585,402. Net unrealized depreciation on investments was $962,336 of which $571 related to appreciated investment securities and $962,907 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	3,405,000		0

Level 2 - Other Significant Observable Inputs	10,218,066		0

Level 3 - Significant Unobservable Inputs	0		0

Total	13,623,066		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Global Real Estate Securities Fund
September 30, 2008 (Unaudited)

Common Stocks--96.0%	Shares	Value ($)

Australia--9.3%
CFS Retail Property Trust	949,030	1,727,106
Goodman Group	66,750	134,550
ING Industrial Fund	557,100	704,315
Stockland	94,050	419,900
Westfield Group	268,480	3,663,609
		6,649,480
Canada--3.4%
Allied Properties Real Estate Investment Trust	10,870	189,363
Boardwalk Real Estate Investment Trust	7,000	234,813
Brookfield Properties	12,060	188,337
Dundee Real Estate Investment Trust	13,610	381,349
RioCan Real Estate Investment Trust	75,440	1,432,598
		2,426,460
Finland--.4%
Citycon	91,040	299,720
France--5.2%
Klepierre	13,750	540,396
Unibail-Rodamco	15,720	3,202,438
		3,742,834
Germany--.3%
DIC Asset	16,897	236,237
Hong Kong--10.3%
Champion REIT	282,000	116,068
China Resources Land	407,000	427,308
Hang Lung Properties	562,000	1,325,438
Henderson Land Development	190,000	847,434
Hongkong Land Holdings	68,000	204,357
Link REIT	693,500	1,434,886
New World Development	255,000	284,494
Sun Hung Kai Properties	264,000	2,710,726
		7,350,711
Japan--11.7%
Japan Real Estate Investment	35	281,279
Japan Retail Fund Investment	117	480,906
Mitsubishi Estate	157,000	3,085,317
Mitsui Fudosan	144,000	2,772,249
Mori Hills REIT Investment	54	224,328
Nippon Building Fund	78	749,431
Sumitomo Realty & Development	34,000	740,230
		8,333,740
Netherlands--1.3%
Corio	10,610	760,441
Wereldhave	1,840	180,043
		940,484
Singapore--2.6%
Ascendas Real Estate Investment Trust	475,000	629,148

CapitaLand	258,000	562,266
CapitaMall Trust	432,000	687,962
		1,879,376
Sweden--.7%
Castellum	54,900	480,731
Switzerland--1.3%
PSP Swiss Property	16,330 a	943,517
United Kingdom--7.1%
British Land	80,070	1,071,184
Great Portland Estates	63,480	380,200
Hammerson	61,590	1,073,397
Land Securities Group	46,620	1,052,144
Liberty International	50,090	869,966
Segro	84,110	629,252
		5,076,143
United States--42.4%
Alexandria Real Estate Equities	5,610	631,125
AMB Property	14,320	648,696
AvalonBay Communities	10,550	1,038,331
Boston Properties	14,560	1,363,689
Brandywine Realty Trust	24,830	398,025
BRE Properties	15,590	763,910
Camden Property Trust	15,360	704,409
Developers Diversified Realty	10,830	343,202
Digital Realty Trust	11,990	566,527
Education Realty Trust	24,470	271,127
Equity Residential	40,020	1,777,288
Federal Realty Investment Trust	11,090	949,304
General Growth Properties	35,890	541,939
Health Care REIT	14,560	775,029
Healthcare Realty Trust	12,810	373,411
Highwoods Properties	12,770	454,101
Home Properties	7,850	454,908
HRPT Properties Trust	130,280	897,629
Kilroy Realty	21,770	1,040,388
Kimco Realty	20,760	766,874
Mack-Cali Realty	21,220	718,721
Maguire Properties	23,640	140,894
National Retail Properties	38,970	933,332
Nationwide Health Properties	52,500	1,888,950
ProLogis	37,600	1,551,752
Public Storage	13,390	1,325,744
Regency Centers	6,560	437,486
Senior Housing Properties Trust	23,650	563,580
Simon Property Group	26,090	2,530,730
SL Green Realty	13,530	876,744
Starwood Hotels & Resorts Worldwide	40,900	1,150,926
Taubman Centers	20,120	1,006,000
Ventas	19,600	968,632
Vornado Realty Trust	15,390	1,399,721
		30,253,124
Total Common Stocks

(cost $83,450,565)		68,612,557

Other Investment--.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $485,000)	485,000 [b]	485,000

Total Investments (cost $83,935,565)	96.7%	69,097,557
Cash and Receivables (Net)	3.3%	2,345,871
Net Assets	100.0%	71,443,428

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $83,935,565.

Net unrealized depreciation on investments was $14,838,008 of which $1,299,747 related to appreciated investment securities and $16,137,755 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Level 1 - Quoted Prices	33,164,584	0

Level 2 - Other Significant Observable Inputs	35,932,973	0

Level 3 - Significant Unobservable Inputs	0	0

Total	69,097,557	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Large Cap Growth Fund
September 30, 2008 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)

Autos & Transports--1.4%
Union Pacific	21,250	1,512,150
Consumer Discretionary--16.8%
Accenture, Cl. A	68,300	2,595,400
Activision Blizzard	102,000 a	1,573,860
Avon Products	50,250	2,088,892
Google, Cl. A	5,880 a	2,355,058
Johnson Controls	59,350	1,800,086
Kohl's	30,950 a	1,426,175
Lowe's Cos.	60,000	1,421,400
Wal-Mart Stores	42,550	2,548,320
Walt Disney	60,000	1,841,400
		17,650,591
Consumer Staples--9.6%
Kroger	49,140	1,350,367
PepsiCo	28,900	2,059,703
Philip Morris International	50,500	2,429,050
Procter & Gamble	20,350	1,418,191
Safeway	62,000	1,470,640
SYSCO	45,950	1,416,638
		10,144,589
Energy--8.2%
Devon Energy	10,920	995,904
Halliburton	39,700	1,285,883
Hercules Offshore	43,400 a	657,944
Nabors Industries	48,940 a	1,219,585
National Oilwell Varco	27,450 a	1,378,814
Schlumberger	15,000	1,171,350
Southwestern Energy	31,500 a	962,010
Williams	43,000	1,016,950
		8,688,440
Financial Services--10.0%
American Express	28,575	1,012,412
Ameriprise Financial	26,350	1,006,570
Digital Realty Trust	31,620	1,494,045
Eaton	16,000	898,880
Goldman Sachs Group	12,110	1,550,080
Host Hotels & Resorts	81,150	1,078,483
Invesco	59,650	1,251,457
MasterCard, Cl. A	2,500	443,325
Prudential Financial	18,250	1,314,000
Visa, Cl. A	8,650	531,023
		10,580,275
Health Care--15.5%
Abbott Laboratories	37,350	2,150,613
C.R. Bard	14,000	1,328,180
Celgene	26,000 a	1,645,280
Cephalon	20,050 a	1,553,675
Gilead Sciences	25,200 a	1,148,616
Johnson & Johnson	21,700	1,503,375
Medtronic	27,500	1,377,750
Merck & Co.	46,500	1,467,540
Pharmaceutical Product Development	28,850 a	1,192,948

Teva Pharmaceutical Industries,
ADR	35,100	1,607,229
Thermo Fisher Scientific	26,500 a	1,457,500
		16,432,706
Materials & Processing--2.5%
Monsanto	12,000	1,187,760
Praxair	20,400	1,463,496
		2,651,256
Oil Comp-Intergrated--2.4%
Marathon Oil	38,000	1,515,060
Occidental Petroleum	14,900	1,049,705
		2,564,765
Producer Durables--9.3%
Boeing	17,200	986,420
Caterpillar	23,450	1,397,620
Danaher	17,200	1,193,680
Emerson Electric	41,650	1,698,903
Honeywell International	47,600	1,977,780
Textron	34,200	1,001,376
United Technologies	26,400	1,585,584
		9,841,363
Technology--20.1%
Akamai Technologies	55,050 a	960,072
Apple	26,500 a	3,011,990
Cisco Systems	29,100 a	656,496
Corning	131,600	2,058,224
Hewlett-Packard	59,250	2,739,720
Intel	102,700	1,923,571
MEMC Electronic Materials	45,825 a	1,295,015
Microchip Technology	47,300	1,392,039
Micron Technology	199,650 a	808,583
Microsoft	51,650	1,378,539
Oracle	75,950 a	1,542,545
QUALCOMM	49,370	2,121,429
Seagate Technology	103,950	1,259,874
		21,148,097
Utilities--1.2%
Questar	31,900	1,305,348
Total Common Stocks
(cost $110,836,020)		102,519,580

Other Investment--2.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,371,000)	2,371,000 [b]	2,371,000

Total Investments (cost $113,207,020)	99.2%	104,890,580
Cash and Receivables (Net)	.8%	844,779
Net Assets	100.0%	105,735,359

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $113,207,020.

Net unrealized depreciation on investments was $8,316,440 of which $7,606,226 related to appreciated investment securities and $15,922,666 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($

Level 1 - Quoted Prices		104,890,580	0

Level 2 - Other Significant Observable Inputs		0	0

Level 3 - Significant Unobservable Inputs		0	0

Total		104,890,580	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Large Cap Equity Fund
September 30, 2008 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Consumer Discretionary--7.6%
Carnival	45,850	1,620,797
Johnson Controls	167,150	5,069,659
Kohl's	102,650 a	4,730,112
Lowe's Cos.	170,000	4,027,300
Staples	156,850	3,529,125
Walt Disney	122,500	3,759,525
		22,736,518
Consumer Staples--13.9%
Avon Products	121,600	5,054,912
General Mills	69,750	4,793,220
Kraft Foods, Cl. A	126,100	4,129,775
PepsiCo	75,250	5,363,068
Philip Morris International	76,800	3,694,080
Procter & Gamble	87,275	6,082,195
Safeway	184,000	4,364,480
SYSCO	117,000	3,607,110
Wal-Mart Stores	73,550	4,404,910
		41,493,750
Energy--13.4%
BP, ADR	57,450	2,882,266
Chevron	61,100	5,039,528
Devon Energy	37,100	3,383,520
Exxon Mobil	95,400	7,408,764
Halliburton	82,850	2,683,511
Marathon Oil	124,600	4,967,802
Nabors Industries	132,450 a	3,300,654
National Oilwell Varco	54,550 a	2,740,046
Schlumberger	50,000	3,904,500
Williams	160,450	3,794,643
		40,105,234
Financial--14.8%
American Express	119,725	4,241,857
Bank of America	184,100	6,443,500
Citigroup	210,850	4,324,533
General Growth Properties	131,450	1,984,895
Genworth Financial, Cl. A	221,000	1,902,810
Invesco	160,450	3,366,241
JPMorgan Chase & Co.	152,000	7,098,400
Lincoln National	75,000	3,210,750
Merrill Lynch & Co.	82,000	2,074,600
Morgan Stanley	110,500	2,541,500
U.S. Bancorp	87,550	3,153,551
XL Capital, Cl. A	205,600	3,688,464
		44,031,101
Health Care--12.1%
Abbott Laboratories	81,920	4,716,953
Cephalon	29,500 a	2,285,955
Covidien	87,350	4,695,936
Gilead Sciences	69,500 a	3,167,810
Johnson & Johnson	59,050	4,090,984
Medtronic	64,150	3,213,915
Merck & Co.	121,150	3,823,494
Teva Pharmaceutical Industries,
ADR	80,650	3,692,964

Thermo Fisher Scientific	58,050 a	3,192,750
Zimmer Holdings	49,450 a	3,192,492
		36,073,253
Industrial--11.3%
3M	52,000	3,552,120
Caterpillar	63,900	3,808,440
Deere & Co.	49,700	2,460,150
Eaton	47,500	2,668,550
Emerson Electric	300	12,237
General Electric	227,800	5,808,900
Honeywell International	113,750	4,726,312
Textron	123,500	3,616,080
Union Pacific	53,100	3,778,596
United Technologies	55,150	3,312,309
		33,743,694
Information Technology--17.4%
Accenture, Cl. A	119,200	4,529,600
Akamai Technologies	131,550 a	2,294,232
Apple	56,800 a	6,455,888
Cisco Systems	115,650 a	2,609,064
Corning	192,900	3,016,956
Google, Cl. A	8,900 a	3,564,628
Hewlett-Packard	66,100	3,056,464
Intel	269,250	5,043,052
MasterCard, Cl. A	8,300	1,471,839
MEMC Electronic Materials	99,000 a	2,797,740
Micron Technology	546,500 a	2,213,325
Microsoft	123,930	3,307,692
Oracle	178,050 a	3,616,195
QUALCOMM	102,000	4,382,940
Seagate Technology	161,300	1,954,956
Visa, Cl. A	23,350	1,433,457
		51,748,028
Materials--2.0%
Air Products & Chemicals	48,300	3,308,067
Freeport-McMoRan Copper & Gold	44,300	2,518,455
		5,826,522
Telecommunication Services--2.7%
AT & T	125,600	3,506,752
Verizon Communications	146,350	4,696,372
		8,203,124
Utilities--3.3%
Public Service Enterprise Group	110,250	3,615,098
Questar	68,700	2,811,204
Sempra Energy	66,750	3,368,873
		9,795,175
Total Common Stocks
(cost $322,919,178)		293,756,399

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $674,000)	674,000 [b]	674,000

Total Investments (cost $323,593,178)	98.7%	294,430,399
Cash and Receivables (Net)	1.3%	3,916,294
Net Assets	100.0%	298,346,693

ADR - American Depository Receipts
a Non-income producing security.

b Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $323,593,178.

Net unrealized depreciation on investments was $29,162,779 of which $25,491,478 related to appreciated investment securities and $54,654,257 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	294,430,399		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	294,430,399		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Large Cap Value Fund
September 30, 2008 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)

Banking--5.7%
Bank of America	124,300	4,350,500
Capital One Financial	21,530	1,098,030
Citigroup	216,340	4,437,133
Fifth Third Bancorp	73,740	877,506
Northern Trust	30,990	2,237,478
		13,000,647
Consumer Discretionary--7.4%
Gap	64,690	1,150,188
Home Depot	101,760	2,634,566
Johnson Controls	37,240	1,129,489
Lowe's Cos.	53,240	1,261,256
McDonald's	18,170	1,121,089
News, Cl. A	235,160	2,819,568
Omnicom Group	55,680	2,147,021
Royal Caribbean Cruises	39,720	824,190
Time Warner	214,140	2,807,375
Toll Brothers	36,840 a	929,473
		16,824,215
Consumer Staples--13.6%
Cadbury, ADR	39,442	1,614,755
CVS Caremark	72,440	2,438,330
Dr. Pepper Snapple Group	52,286 a	1,384,533
Estee Lauder, Cl. A	30,330	1,513,770
Kellogg	44,860	2,516,646
Kraft Foods, Cl. A	129,060	4,226,715
Molson Coors Brewing, Cl. B	39,110	1,828,393
PepsiCo	34,730	2,475,207
Philip Morris International	103,730	4,989,413
Procter & Gamble	60,870	4,242,030
Wal-Mart Stores	43,420	2,600,424
Walgreen	35,560	1,100,938
		30,931,154
Energy--15.1%
Anadarko Petroleum	17,370	842,619
Chevron	101,360	8,360,173
Devon Energy	45,660	4,164,192
Exxon Mobil	146,300	11,361,658
Hess	17,070	1,401,106
Marathon Oil	41,480	1,653,808
Occidental Petroleum	28,960	2,040,232
Schlumberger	29,240	2,283,352
XTO Energy	46,610	2,168,297
		34,275,437
Exchange Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	34,160	2,182,482
Finance--20.2%
ACE	29,880	1,617,404
Aflac	22,800	1,339,500
Ameriprise Financial	24,610	940,102
AON	36,930	1,660,373

Chubb	42,660	2,342,034
Franklin Resources	35,850	3,159,460
Goldman Sachs Group	19,230	2,461,440
JPMorgan Chase & Co.	222,090	10,371,603
Lincoln National	40,050	1,714,541
MetLife	70,370	3,940,720
Moody's	34,580	1,175,720
PNC Financial Services Group	52,460	3,918,762
Principal Financial Group	29,410	1,279,041
Prudential Financial	15,200	1,094,400
T. Rowe Price Group	26,600	1,428,686
U.S. Bancorp	73,550	2,649,271
Wells Fargo & Co.	131,010	4,916,805
		46,009,862
Health Care--9.1%
Abbott Laboratories	84,680	4,875,874
Aetna	31,280	1,129,521
Amgen	51,910 a	3,076,706
Baxter International	17,600	1,155,088
Covidien	33,430	1,797,197
Merck & Co.	65,560	2,069,074
Schering-Plough	64,800	1,196,856
Thermo Fisher Scientific	20,740 a	1,140,700
Wyeth	117,230	4,330,476
		20,771,492
Industrial--9.4%
Dover	27,380	1,110,259
Eaton	30,330	1,703,939
General Electric	374,840	9,558,420
Honeywell International	26,700	1,109,385
Lockheed Martin	24,540	2,691,302
Raytheon	26,910	1,439,954
Tyco International	20,540	719,311
Union Pacific	14,770	1,051,033
Waste Management	66,540	2,095,345
		21,478,948
Information Technology--4.4%
Accenture, Cl. A	47,780	1,815,640
Automatic Data Processing	30,340	1,297,035
Cisco Systems	100,030 a	2,256,677
Intel	64,630	1,210,520
International Business Machines	11,130	1,301,765
Microsoft	47,580	1,269,910
Nokia, ADR	44,350	827,128
		9,978,675
Materials--2.9%
Air Products & Chemicals	14,500	993,105
Celanese, Ser. A	32,090	895,632
Dow Chemical	34,890	1,108,804
Freeport-McMoRan Copper & Gold	33,230	1,889,126
International Paper	62,280	1,630,490
		6,517,157
Telecommunication Services--4.0%
AT & T	234,380	6,543,890
Sprint Nextel	104,640	638,304
Verizon Communications	56,340	1,807,951
		8,990,145
Utilities--6.1%

Entergy	35,050	3,119,800
Exelon	52,550	3,290,681
FPL Group	30,900	1,554,270
NRG Energy	39,660 a	981,585
PG & E	31,400	1,175,930
Questar	26,950	1,102,794
Southern	73,240	2,760,416
		13,985,476
Total Common Stocks
(cost $248,891,561)		224,945,690

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,355,000)	1,355,000 [b]	1,355,000

Total Investments (cost $250,246,561)	99.5%	226,300,690
Cash and Receivables (Net)	.5%	1,237,428
Net Assets	100.0%	227,538,118

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $250,246,561.

Net unrealized depreciation on investments was $23,945,871 of which $7,184,895 related to appreciated investment securities and $31,130,766 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157) Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	226,300,690	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	226,300,690	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)